Praxis Small Cap Index Fund
Praxis Small Cap Index Fund (formerly named Small Cap Fund)
Investment Objective
The Small Cap Index Fund seeks to maximize long-term capital appreciation.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Praxis Mutual Funds. More information about these and other discounts is available from your financial professional and in the section titled “Sales Charge Reductions” on page 56 of the Fund’s prospectus.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Praxis Small Cap Index Fund	Class A	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.25%	none
Redemption fee (as a percentage of amount redeemed, if applicable)	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Praxis Small Cap Index Fund		Class A	Class I
Management Fees	[1]	0.30%	0.30%
Distribution and Service (12b-1) Fees		0.25%	none
Other Expenses	[2]	0.66%	0.15%
Total Annual Fund Operating Expenses		1.21%	0.45%
Fee Waiver and/or Expense Reimbursement		(0.09%)	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[3]	1.12%	0.45%
[1]	“Management Fees” have been restated to reflect current fees.
[2]	Includes indirect expenses of securities of other mutual funds held by the Fund, if any.
[3]	Everence Capital Management, Inc. (the “Adviser”) has entered into a contractual expense limitation agreement with respect to the Small Cap Index Fund Class A until April 30, 2018. Pursuant to this agreement, the Adviser has agreed to waive fees and/or reimburse expenses to the extent necessary in order to limit the Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses (“AFFE”), brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) of the Fund to 1.10 percent of the Fund’s average daily net assets. The Fund has agreed to repay the Adviser for the amounts waived and/or reimbursed by the Adviser pursuant to this expense limitation agreement provided that such repayment does not cause the Total Annual Fund Operating Expenses (excluding AFFE, brokerage costs, interest, taxes, dividends, fees paid to vendors providing fair value pricing and fund compliance services, Trustees fees and expenses, legal fees and expenses, and extraordinary expenses) to exceed 1.10 percent or any limit in place at the time of recoupment, whichever is lower, and the repayment is made within three years after the year in which the Adviser waived and/or reimbursed the expense.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time period indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - Praxis Small Cap Index Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	633	880	1,147	1,906
Class I	46	144	252	567

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 60.49 percent of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in U.S. equity securities and seeks to reflect the performance of the U.S. small capitalization equities market, as measured by the S&P® SmallCap 600 Index, its benchmark index. As of March 31, 2017, the market capitalization range of the S&P® SmallCap 600 Index was between $29 million and $4.1 billion. Under normal circumstances, the Fund invests at least 80 percent of the value of its assets in securities of, and investments related to, issuers in the Fund’s benchmark index. Typically, the Fund invests substantially more than 80% of the value of its assets in such securities. The Fund seeks to avoid companies that are deemed inconsistent with the Stewardship Investing core values, as discussed below. In addition, the Adviser uses optimization techniques to select securities according to their contribution to the Fund’s overall objective and to seek to replicate the characteristics of the index, including risk and return characteristics.

Stewardship Investing

The Fund also analyzes potential investments for their ability to reflect certain core social values including:
  Respecting the dignity and value of all people
  Building a world at peace and free from violence
  Demonstrating a concern for justice in a global society
  Exhibiting responsible management practices
  Supporting and involving communities
  Practicing environmental stewardship

Principal Investment Risks
The Fund is subject to market risk, which means the value of the Fund’s shares will fluctuate based on market conditions and shareholders could lose money. The value of the Fund’s shares could decline significantly and unexpectedly, based on many factors, including national and international political or economic conditions and general market conditions. Events in the financial markets and in the broader economy may cause uncertainty and volatility, and may adversely affect Fund performance. Events in one market may impact other markets. Future events may impact the Fund in unforeseen ways. Traditionally liquid investments may experience periods of diminished liquidity. The Fund could underperform other investments, and some of the Fund’s holdings may underperform its other holdings. Because the value of the Fund’s investments will fluctuate with market conditions and interest rates, so will the value of your investment in the Fund.

The Fund is also subject to small capitalization company risk. Investments in small capitalization companies may be riskier, more volatile and less liquid than investments in larger, more established companies. Small capitalization companies may not have the size, resources or other assets of large capitalization companies, and may be more vulnerable to economic, market and competitive pressures than larger companies. Because the Fund is designed to track the performance of an index, securities may be purchased, retained or sold at times when a more actively managed fund would not do so. If the value of securities that are heavily weighted in the index change, you can expect a greater risk of loss than if the Fund had a lower weighting to those securities. In addition, the Fund does not hold all securities in the index and the performance of the Fund may vary from the performance of the index due to imperfect correlation between the Fund’s holdings and the index. This is also known as tracking error. Application of Stewardship Investing screens may contribute to tracking error.
FUND PERFORMANCE
The bar chart and table that follow provide some indication of the risk of an investment in the Fund. The returns (i) include the Fund’s performance when the Fund’s portfolio was managed by a sub-adviser and pursued a different investment strategy prior to January 1, 2017; (ii) assume reinvestment of all dividends and distributions; and (iii) would be lower if the Fund’s Class A shares operating expenses had not been limited. The bar chart shows how the performance of the Class A shares has varied from year to year since its inception. The returns in the bar chart do not reflect any applicable sales charges. If sales charges were reflected in the bar chart, returns would have been lower. The table shows how the Fund’s average annual total returns for different periods compared to those of a broad-based securities market index.

Please note that the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.praxismutualfunds.com

After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for Class I shares. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Class A — Annual Total Return Chart For the Periods Ended December 31, 2016

Best Quarter	Quarter Ended June 30, 2009	17.98%
Worst Quarter	Quarter Ended December 31, 2008	(28.06)%

Average Annual Total Returns For the Periods Ended December 31, 2016
Average Annual Total Returns - Praxis Small Cap Index Fund		1 Year	5 Year	Since Inception	Inception Date
Class A	[1]	2.54%	6.66%	3.93%	May 01, 2007
Class A | Return After Taxes on Distributions	[1]	1.22%	4.48%	2.82%	May 01, 2007
Class A | Return After Taxes on Distributions and Sale of Fund Shares	[1]	2.53%	5.20%	3.09%	May 01, 2007
Class A | S&P® SmallCap 600 Index (reflects no deduction for fees, expenses or taxes)	[1],[2]	26.56%	16.62%	8.70%	May 01, 2007
Class A | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)	[1],[3]	21.31%	14.46%	6.88%	May 01, 2007
Class I		8.93%	8.53%	5.03%	May 01, 2007
Class I | S&P® SmallCap 600 Index (reflects no deductions for fees, expenses or taxes)	[2]	26.56%	16.62%	8.70%	May 01, 2007
Class I | Russell 2000 Index (reflects no deductions for fees, expenses or taxes)	[3]	21.31%	14.46%	6.88%	May 01, 2007
[1]	(with maximum sales charge)
[2]	Effective January 1, 2017, the Fund changed its primary benchmark to the S&P® SmallCap 600 Index and modified its principal investment strategy to seek reflect the performance of the S&P® SmallCap 600 Index. The S&P® SmallCap 600 Index measures the small-cap segment of the U.S. equity market. The index is designed to track companies that meet specific inclusion criteria to ensure that they are liquid and financially viable.
[3]	The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

You cannot invest directly in an index. Unlike mutual funds, an index does not incur expenses. If expenses were deducted, the actual returns of an index would be lower.